Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents (in Dollars)	$ 2,328,033	$ 726,512
Deferred revenue (in Dollars)	$ 55,720		$ 164,104
Variable Interest Entity, Primary Beneficiary [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of variable interest entity	100.00%
Total Assets [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of variable interest entity	46.00%	46.00%
Total Liabilities [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of variable interest entity	95.00%	100.00%